Note 7 - Short-term Investments - Components of Short-term Investments (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Short-term investments		$ 26,255
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Fixed income [member]
Statement Line Items [Line Items]
Short-term investments		23,872
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Equity investments [member]
Statement Line Items [Line Items]
Short-term investments		$ 2,383